Segmented information - Disclosure of revenue information based on services provided by the Company (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of products and services [line items]
Revenue	$ 12,164,115	$ 12,111,236
Systems integration and consulting
Disclosure of products and services [line items]
Revenue	5,554,622	5,998,486
Management of IT and business functions
Disclosure of products and services [line items]
Revenue	$ 6,609,493	$ 6,112,750